Organization and Business Operations (Details Narrative) - USD ($)					12 Months Ended
	Jan. 15, 2021	Jan. 15, 2021	May 01, 2019	Mar. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 26, 2020	Jun. 18, 2018
Percentage of controlling interest retained				80.00%
Acquisition of business entity, percentage							51.00%	100.00%
Revenue					$ 25,826,632	$ 31,356,251
Debt principal balance					$ 1,062,764
Subsequent Event [Member]
Purchase price		$ 500,000
Sales Revenue, Net [Member]
Sales revenue percentage					96.70%
DSP Business And Shypdirects Mid Mile [Member] | Sales Revenue, Net [Member]
Sales revenue percentage					54.00%
Shypdirect's Mid-mile and Long-haul business [Member] | Sales Revenue, Net [Member]
Sales revenue percentage					42.70%
Share Exchange Agreement [Member] | Steven Yariv [Member]
Number of common stock shares return			1,000,000
Number of options granted to employees			80,000
Asset Purchase Agreement [Member] | Double D Trucking, Inc [Member] | Subsequent Event [Member]
Purchase price	$ 100,000
Asset Purchase Agreement [Member] | Double D Trucking, Inc [Member] | Subsequent Event [Member] | Promissory Notes [Member]
Debt principal balance	$ 400,000	$ 400,000